Regulatory Requirements (Tables)	12 Months Ended
Dec. 31, 2025
Regulatory Requirements [Abstract]
Schedule of Minimum Regulatory Capital as Established by SFC

The following table illustrates the minimum regulatory capital as established by the SFC that the Company’s subsidiary, HF IAM, is required to maintain as of December 31, 2025 and the actual amounts of capital that were maintained:

	As of December 31, 2025
	Minimum regulatory capital requirement	Capital levels maintained	Excess net capital	Percent of requirement maintained
	HKD’000	HKD’000	HKD’000
HF IAM	3,000	6,903	3,903	230